LONG-TERM LOANS (Schedule of Composition of Long-Term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Loan	$ 5,832	$ 8,491
Less current maturities	(3,092)	(2,692)
Long-term bank loan, net of current maturities	2,740	5,799
Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Loan		63
Less current maturities		(63)
Loan from Kreos Capital [Member]
Disclosure of detailed information about borrowings [line items]
Loan	5,832	8,428
Less current maturities	$ (3,092)	$ (2,629)